Schedule of Investments
January 31, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–83.35%(a)
Chile–2.46%
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/01/2028(b)	CLP	1,500,000,000	$1,365,965
5.00%, 10/01/2028(b)	CLP	650,000,000	653,623
			2,019,588
China–1.81%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,486,827
Colombia–10.81%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	18,000,000,000	3,817,353
Series B, 7.00%, 03/26/2031	COP	6,500,000,000	1,288,329
Series B, 9.25%, 05/28/2042	COP	3,000,000,000	568,063
Series B, 11.50%, 07/25/2046	COP	4,700,000,000	1,039,457
Series B, 7.25%, 10/26/2050	COP	5,800,000,000	841,611
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,321,641
			8,876,454
Czech Republic–0.95%
Czech Republic Government Bond, Series 125, 1.50%, 04/24/2040	CZK	27,000,000	777,303
Egypt–2.56%
Egypt Government Bond, 0.00%, 09/30/2025(c)	EGP	55,000,000	936,900
Egypt Treasury Bills,
Series 364D, 0.00%, 03/04/2025(c)(d)	EGP	17,775,000	347,722
Series 364D, 0.00%, 03/11/2025(c)(d)	EGP	30,000,000	583,892
Series 364D, 0.00%, 03/18/2025(c)(d)	EGP	9,100,000	176,221
Series 364D, 0.00%, 03/25/2025(c)(d)	EGP	3,125,000	60,214
			2,104,949
India–2.92%
India Government Bond, 7.30%, 06/19/2053	INR	200,000,000	2,399,755
	Principal Amount		Value
Indonesia–11.18%
Indonesia Treasury Bond,
Series 103, 6.75%, 07/15/2035	IDR	4,000,000,000	$241,242
Series 104, 6.50%, 07/15/2030	IDR	21,000,000,000	1,269,012
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	925,353
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,366,016
Series FR92, 7.13%, 06/15/2042	IDR	13,000,000,000	796,876
Series FR95, 6.38%, 08/15/2028	IDR	35,000,000,000	2,119,304
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,459,656
			9,177,459
Malaysia–9.12%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,108,467
Series 123, 4.46%, 03/31/2053	MYR	3,500,000	821,957
Series 219, 3.89%, 08/15/2029	MYR	12,000,000	2,722,766
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	931,457
Series 513, 3.73%, 06/15/2028	MYR	6,000,000	1,353,981
Series 519, 3.76%, 05/22/2040	MYR	2,500,000	546,406
			7,485,034
Mexico–3.90%
Mexican Bonos, Series M, 8.50%, 03/01/2029	MXN	68,000,000	3,146,239
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,081,000	50,968
			3,197,207
Peru–4.37%
Peru Government Bond,
6.15%, 08/12/2032	PEN	8,000,000	2,152,544
7.60%, 08/12/2039(b)	PEN	1,300,000	365,142
Peruvian Government International Bond, 6.90%, 08/12/2037(b)	PEN	4,000,000	1,070,346
			3,588,032
Philippines–1.27%
Philippine Government Bond, Series R518, 6.25%, 02/28/2029	PHP	60,000,000	1,041,897
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Poland–4.41%
Republic of Poland Government Bond,
Series 1030, 1.25%, 10/25/2030	PLN	4,000,000	$780,032
Series 432, 1.75%, 04/25/2032	PLN	15,000,000	2,842,952
			3,622,984
Romania–4.15%
Romania Government Bond,
6.30%, 04/25/2029	RON	6,200,000	1,241,658
4.85%, 07/25/2029	RON	1,200,000	226,333
8.00%, 04/29/2030	RON	6,300,000	1,344,430
4.75%, 10/11/2034	RON	3,500,000	590,933
			3,403,354
South Africa–8.43%
Republic of South Africa Government Bond,
11.63%, 03/31/2053	ZAR	20,000,000	1,112,563
Series 2037, 8.50%, 01/31/2037	ZAR	13,000,000	588,926
Series 2044, 8.75%, 01/31/2044	ZAR	79,000,000	3,401,575
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	384,419
Series R-213, 7.00%, 02/28/2031	ZAR	30,000,000	1,429,449
			6,916,932
Supranational–3.78%
Corporacion Andina de Fomento, 37.00%, 10/21/2027(b)	TRY	7,000,000	203,597
European Bank for Reconstruction & Development,
0.00%, 04/12/2027(c)	TRY	100,000,000	1,535,768
0.00%, 05/17/2034(c)	TRY	47,000,000	188,943
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	519,637
6.50%, 04/17/2030	INR	50,000,000	567,561
	Principal Amount		Value
Supranational–(continued)
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	$84,985
			3,100,491
Thailand–1.99%
Thailand Government Bond,
2.00%, 12/17/2031	THB	5,000,000	146,785
3.45%, 06/17/2043	THB	45,000,000	1,483,776
			1,630,561
Turkey–9.24%
Turkiye Government Bond,
36.00%, 08/12/2026	TRY	204,800,000	5,778,411
30.00%, 09/12/2029	TRY	62,000,000	1,802,718
			7,581,129
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $71,863,497)			68,409,956

U.S. Dollar Denominated Bonds & Notes–0.14%
United States–0.14%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	115,508
	Shares
Money Market Funds–9.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f)		2,845,789	2,845,789
Invesco Treasury Portfolio, Institutional Class, 4.29%(e)(f)		5,284,977	5,284,977
Total Money Market Funds (Cost $8,130,766)			8,130,766

Options Purchased–0.55%
(Cost $652,853)(g)			448,682
TOTAL INVESTMENTS IN SECURITIES—93.95% (Cost $80,767,116)			77,104,912
OTHER ASSETS LESS LIABILITIES–6.05%			4,967,907
NET ASSETS–100.00%			$82,072,819
Investment Abbreviations:
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $5,116,267, which represented 6.23% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,562	$5,251,968	$(5,648,741)	$-	$-	$2,845,789	$15,049
Invesco Treasury Portfolio, Institutional Class	6,021,841	9,753,655	(10,490,519)	-	-	5,284,977	27,706
Total	$9,264,403	$15,005,623	$(16,139,260)	$-	$-	$8,130,766	$42,755

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus CNH	Call	Deutsche Bank AG	07/07/2025	CNH	7.70	USD	800,000	$58,106
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/25/2025	CNH	7.28	USD	2,200,000	24,581
USD versus INR	Call	Deutsche Bank AG	05/19/2025	INR	90.00	USD	190,000	15,078
Subtotal — Foreign Currency Call Options Purchased								97,765
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	03/27/2025	HUF	395.00	EUR	2,750,000	1,803
EUR versus MXN	Put	Deutsche Bank AG	03/14/2025	MXN	21.40	EUR	2,000,000	24,856
USD versus IDR	Put	Deutsche Bank AG	03/26/2025	IDR	14,950.00	USD	2,750,000	176
USD versus IDR	Put	Deutsche Bank AG	10/08/2025	IDR	15,350.00	USD	2,700,000	11,618
USD versus ILS	Put	Deutsche Bank AG	07/28/2025	ILS	3.50	USD	7,500,000	103,882
USD versus ZAR	Put	Deutsche Bank AG	05/02/2025	ZAR	18.15	USD	4,000,000	42,332
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/26/2025	ZAR	17.60	USD	4,200,000	1,588
USD versus ZAR	Put	Standard Chartered Bank PLC	07/28/2025	ZAR	18.35	USD	7,500,000	164,662
Subtotal — Foreign Currency Put Options Purchased								350,917
Total Foreign Currency Options Purchased								$448,682

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $780,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/25/2025	CNH	7.40	USD	2,200,000	$(10,905)
USD versus TRY	Call	Merrill Lynch International	04/04/2025	TRY	39.00	USD	4,000,000	(47,720)
USD versus ZAR	Call	Deutsche Bank AG	03/25/2025	ZAR	18.75	USD	1,375,000	(27,214)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/12/2025	ZAR	19.15	USD	2,250,000	(5,612)
Subtotal — Foreign Currency Call Options Written								(91,451)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	03/27/2025	HUF	386.00	EUR	3,300,000	$(414)
EUR versus MXN	Put	Deutsche Bank AG	03/14/2025	MXN	20.55	EUR	3,000,000	(5,994)
USD versus IDR	Put	Deutsche Bank AG	03/26/2025	IDR	14,550.00	USD	3,300,000	(66)
USD versus IDR	Put	Deutsche Bank AG	10/08/2025	IDR	14,800.00	USD	3,240,000	(5,984)
USD versus ILS	Put	Deutsche Bank AG	07/28/2025	ILS	3.40	USD	11,250,000	(69,514)
USD versus ZAR	Put	Deutsche Bank AG	05/02/2025	ZAR	17.45	USD	6,000,000	(19,500)
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/26/2025	ZAR	16.80	USD	8,400,000	(109)
USD versus ZAR	Put	Standard Chartered Bank PLC	07/28/2025	ZAR	17.35	USD	11,250,000	(84,735)
Subtotal — Foreign Currency Put Options Written								(186,316)
Total Foreign Currency Options Written								$(277,767)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $780,000.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	MXN	3,740,000	USD	180,148	$845
03/19/2025	Barclays Bank PLC	RON	330,000	USD	69,401	703
03/19/2025	Barclays Bank PLC	USD	52,111	ZAR	988,000	578
03/19/2025	BNP Paribas S.A.	CZK	2,030,000	USD	84,104	432
03/19/2025	BNP Paribas S.A.	ZAR	2,350,000	USD	131,297	5,975
03/19/2025	Citibank, N.A.	EUR	479,300	USD	508,635	10,401
06/18/2025	Citibank, N.A.	MXN	2,120,000	USD	104,827	4,555
02/03/2025	Deutsche Bank AG	USD	5,172,644	TRY	185,491,000	2,129
02/04/2025	Deutsche Bank AG	BRL	1,790,000	USD	307,027	733
02/04/2025	Deutsche Bank AG	USD	287,241	BRL	1,790,000	19,054
03/19/2025	Deutsche Bank AG	CZK	2,052,000	USD	84,951	373
03/19/2025	Deutsche Bank AG	EUR	220,000	USD	232,347	3,657
03/19/2025	Deutsche Bank AG	IDR	2,896,869,000	USD	177,994	751
03/19/2025	Deutsche Bank AG	INR	8,467,000	USD	98,866	1,481
03/19/2025	Deutsche Bank AG	MXN	19,756,000	USD	957,075	9,930
03/19/2025	Deutsche Bank AG	PHP	61,074,000	USD	1,047,805	3,877
03/19/2025	Deutsche Bank AG	PLN	3,370,092	USD	832,950	5,500
03/19/2025	Deutsche Bank AG	RON	1,281,000	USD	267,905	1,231
03/19/2025	Deutsche Bank AG	USD	207,855	ILS	747,000	1,076
03/19/2025	Deutsche Bank AG	ZAR	3,250,000	USD	175,387	2,068
04/04/2025	Deutsche Bank AG	IDR	5,460,812,500	USD	357,500	23,669
05/21/2025	Deutsche Bank AG	USD	1,140,000	INR	99,750,000	2,096
07/30/2025	Deutsche Bank AG	USD	604,229	ILS	2,164,800	3,042
02/04/2025	Goldman Sachs International	BRL	1,160,000	USD	198,967	475
02/04/2025	Goldman Sachs International	USD	189,148	BRL	1,160,000	9,344
03/19/2025	Goldman Sachs International	CLP	1,371,380,989	USD	1,410,857	13,419
03/19/2025	Goldman Sachs International	INR	71,830,000	USD	829,973	3,803
03/19/2025	Goldman Sachs International	PEN	12,933,923	USD	3,479,106	9,057
03/19/2025	Goldman Sachs International	USD	6,906,621	CNY	50,034,955	30,314
03/19/2025	Goldman Sachs International	USD	444,815	RON	2,139,000	473
03/19/2025	Goldman Sachs International	USD	5,126,972	THB	172,579,000	11,101
04/29/2025	Goldman Sachs International	CNY	490,000	USD	68,252	348
03/19/2025	HSBC Bank USA	USD	30,297	MXN	634,000	98
03/19/2025	HSBC Bank USA	USD	182,891	THB	6,251,000	3,215
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/29/2025	HSBC Bank USA	CNY	1,710,000	USD	242,728	$5,754
02/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	51,876,401	USD	8,898,030	21,240
02/04/2025	J.P. Morgan Chase Bank, N.A.	USD	3,234,865	BRL	19,833,000	158,844
02/14/2025	J.P. Morgan Chase Bank, N.A.	ZAR	12,902,704	USD	697,500	7,468
03/19/2025	J.P. Morgan Chase Bank, N.A.	MXN	3,352,000	USD	160,980	278
03/19/2025	J.P. Morgan Chase Bank, N.A.	RON	1,616,000	USD	341,790	5,377
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	695,799	CLP	696,703,960	14,142
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	424,678	COP	1,867,308,000	16,736
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	795,234	CZK	19,418,000	5,127
04/29/2025	J.P. Morgan Chase Bank, N.A.	CNY	15,000,000	USD	2,156,593	77,880
03/06/2025	Merrill Lynch International	USD	5,437,081	BRL	32,122,000	14,790
03/19/2025	Merrill Lynch International	IDR	31,825,484,618	USD	1,997,383	50,163
03/19/2025	Merrill Lynch International	RON	2,336,000	USD	494,379	8,080
03/19/2025	Merrill Lynch International	USD	2,070,000	CLP	2,057,373,000	26,463
03/19/2025	Merrill Lynch International	USD	254,148	EGP	13,495,250	9,232
03/19/2025	Merrill Lynch International	ZAR	11,873,864	USD	652,047	18,828
03/19/2025	Morgan Stanley and Co. International PLC	IDR	2,709,500,000	USD	166,442	664
03/19/2025	Morgan Stanley and Co. International PLC	USD	65,216	TRY	2,590,000	4,356
04/07/2025	Morgan Stanley and Co. International PLC	USD	353,476	TRY	13,496,000	3,064
03/19/2025	Royal Bank of Canada	HUF	29,110,000	USD	73,860	22
03/19/2025	Royal Bank of Canada	MXN	3,680,000	USD	179,686	3,259
03/19/2025	Standard Chartered Bank PLC	CZK	2,360,000	USD	98,200	927
03/19/2025	Standard Chartered Bank PLC	EUR	238,000	USD	250,590	3,188
03/19/2025	Standard Chartered Bank PLC	INR	10,850,000	USD	124,934	140
03/19/2025	Standard Chartered Bank PLC	MYR	1,000,000	USD	226,218	1,208
03/19/2025	Standard Chartered Bank PLC	USD	269,262	PEN	1,018,000	3,857
03/19/2025	Standard Chartered Bank PLC	USD	1,298,581	TRY	50,054,000	45,964
03/19/2025	Standard Chartered Bank PLC	ZAR	67,226,360	USD	3,741,387	156,287
04/07/2025	Standard Chartered Bank PLC	USD	264,928	TRY	10,163,000	3,560
06/18/2025	Standard Chartered Bank PLC	USD	1,630,882	TRY	66,190,000	14,848
03/19/2025	UBS AG	PLN	280,000	USD	68,814	67
03/19/2025	UBS AG	USD	1,139,983	PLN	4,716,000	17,924
03/19/2025	UBS AG	USD	242,116	ZAR	4,549,000	477
Subtotal—Appreciation						886,017
Currency Risk
03/19/2025	Barclays Bank PLC	THB	7,090,000	USD	210,007	(1,078)
03/19/2025	Barclays Bank PLC	USD	1,567,134	PLN	6,337,000	(11,227)
02/04/2025	BNP Paribas S.A.	BRL	1,050,000	USD	173,036	(6,634)
02/04/2025	BNP Paribas S.A.	USD	180,100	BRL	1,050,000	(430)
03/19/2025	BNP Paribas S.A.	CNY	480,000	USD	66,156	(392)
03/19/2025	BNP Paribas S.A.	IDR	1,375,460,000	USD	83,848	(309)
03/19/2025	BNP Paribas S.A.	TRY	3,350,000	USD	86,753	(3,234)
03/19/2025	BNP Paribas S.A.	USD	3,644,872	ZAR	67,570,000	(41,446)
06/18/2025	Citibank, N.A.	USD	658,801	MXN	13,690,000	(11,287)
02/04/2025	Deutsche Bank AG	BRL	1,445,000	USD	232,434	(14,826)
02/04/2025	Deutsche Bank AG	USD	247,852	BRL	1,445,000	(592)
02/14/2025	Deutsche Bank AG	USD	75,993	ZAR	1,350,000	(3,795)
02/21/2025	Deutsche Bank AG	TRY	185,491,000	USD	5,090,173	(8,110)
03/19/2025	Deutsche Bank AG	CNY	3,371,000	USD	462,732	(4,630)
03/19/2025	Deutsche Bank AG	COP	237,001,000	USD	53,247	(2,778)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Deutsche Bank AG	EGP	5,292,000	USD	99,661	$(3,620)
03/19/2025	Deutsche Bank AG	MXN	4,894,230	USD	233,640	(1,000)
03/19/2025	Deutsche Bank AG	PEN	223,000	USD	59,411	(418)
03/19/2025	Deutsche Bank AG	PLN	1,054,000	USD	254,396	(4,390)
03/19/2025	Deutsche Bank AG	TRY	2,976,000	USD	78,336	(1,605)
03/19/2025	Deutsche Bank AG	USD	233,640	EUR	220,000	(4,949)
03/19/2025	Deutsche Bank AG	USD	1,763,249	HUF	689,888,863	(13,341)
03/19/2025	Deutsche Bank AG	USD	652,590	MXN	13,439,000	(8,296)
03/19/2025	Deutsche Bank AG	USD	306,719	RON	1,453,316	(4,173)
03/19/2025	Deutsche Bank AG	USD	675,625	ZAR	12,569,000	(5,335)
03/19/2025	Deutsche Bank AG	ZAR	4,172,000	USD	221,438	(1,050)
04/29/2025	Deutsche Bank AG	CNY	6,027,000	USD	823,863	(11,364)
05/06/2025	Deutsche Bank AG	USD	209,301	ZAR	3,882,000	(3,111)
05/06/2025	Deutsche Bank AG	ZAR	7,574,120	USD	400,000	(2,294)
06/18/2025	Deutsche Bank AG	USD	365,724	MXN	7,447,000	(13,494)
07/30/2025	Deutsche Bank AG	ILS	2,164,800	USD	600,000	(7,270)
02/04/2025	Goldman Sachs International	BRL	8,649,910	USD	1,417,250	(62,872)
02/04/2025	Goldman Sachs International	USD	1,483,664	BRL	8,649,910	(3,541)
03/19/2025	Goldman Sachs International	CLP	2,098,400,000	USD	2,080,485	(57,785)
03/19/2025	Goldman Sachs International	COP	30,248,760,300	USD	6,825,235	(325,277)
03/19/2025	Goldman Sachs International	USD	880,991	CLP	854,570,000	(10,184)
03/19/2025	Goldman Sachs International	USD	2,153,607	CZK	50,949,650	(53,592)
03/19/2025	Goldman Sachs International	USD	81,034	INR	7,041,000	(51)
03/19/2025	Goldman Sachs International	USD	240,285	MXN	4,910,000	(4,889)
03/19/2025	Goldman Sachs International	USD	729,119	RON	3,457,871	(9,274)
03/19/2025	Goldman Sachs International	USD	721,899	ZAR	12,889,000	(34,545)
03/19/2025	HSBC Bank USA	THB	2,900,000	USD	84,014	(2,326)
02/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	5,900,000	USD	984,792	(24,782)
02/04/2025	J.P. Morgan Chase Bank, N.A.	USD	6,498,536	BRL	37,943,401	(5,880)
03/19/2025	J.P. Morgan Chase Bank, N.A.	COP	386,690,000	USD	87,512	(3,898)
03/19/2025	J.P. Morgan Chase Bank, N.A.	CZK	2,010,000	USD	81,500	(1,347)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	562,896	CLP	548,936,000	(3,530)
04/29/2025	J.P. Morgan Chase Bank, N.A.	USD	209,000	CNY	1,484,945	(3,215)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	2,822,108	MXN	53,452,000	(293,919)
02/04/2025	Merrill Lynch International	BRL	37,781,491	USD	6,393,292	(71,657)
02/04/2025	Merrill Lynch International	USD	6,480,419	BRL	37,781,491	(15,469)
03/19/2025	Merrill Lynch International	CNY	1,000,000	USD	137,681	(962)
03/19/2025	Merrill Lynch International	HUF	33,530,000	USD	83,696	(1,353)
03/19/2025	Merrill Lynch International	USD	698,091	INR	59,454,250	(14,264)
03/19/2025	Merrill Lynch International	USD	329,506	MXN	6,776,164	(4,642)
03/19/2025	Merrill Lynch International	USD	192,812	PLN	785,000	(73)
04/07/2025	Merrill Lynch International	TRY	34,149,300	USD	890,000	(12,161)
06/18/2025	Merrill Lynch International	USD	16,792	MXN	350,000	(237)
03/06/2025	Morgan Stanley and Co. International PLC	BRL	1,660,000	USD	280,766	(976)
03/19/2025	Morgan Stanley and Co. International PLC	COP	746,770,000	USD	170,601	(5,929)
03/19/2025	Morgan Stanley and Co. International PLC	USD	312,200	MXN	6,400,000	(5,370)
03/19/2025	Morgan Stanley and Co. International PLC	ZAR	4,830,000	USD	257,514	(64)
02/03/2025	Standard Chartered Bank PLC	TRY	175,573,000	USD	4,850,603	(47,480)
03/19/2025	Standard Chartered Bank PLC	MYR	1,233,000	USD	274,803	(2,635)
03/19/2025	Standard Chartered Bank PLC	TRY	46,318,000	USD	1,231,043	(13,146)
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Standard Chartered Bank PLC	USD	289,585	IDR	4,637,700,000	$(5,830)
03/19/2025	Standard Chartered Bank PLC	USD	1,657,233	MYR	7,307,900	(12,886)
03/19/2025	Standard Chartered Bank PLC	USD	507,230	PEN	1,884,000	(1,771)
03/19/2025	Standard Chartered Bank PLC	USD	279,543	RON	1,326,684	(3,359)
07/30/2025	Standard Chartered Bank PLC	ZAR	18,516,712	USD	975,000	(1,319)
02/03/2025	UBS AG	TRY	9,918,000	USD	275,866	(824)
03/19/2025	UBS AG	CZK	1,271,000	USD	51,982	(405)
03/19/2025	UBS AG	THB	2,270,000	USD	66,015	(1,568)
Subtotal—Depreciation						(1,321,765)
Total Forward Foreign Currency Contracts						$(435,748)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	TTHORON	Quarterly	1.97%	Quarterly	03/19/2030	THB	25,200,000	$—	$365	$365
Receive	CLICP	Semi-Annually	(5.73)	Semi-Annually	03/19/2035	CLP	590,000,000	—	1,092	1,092
Pay	6 Month WIBOR	Semi-Annually	4.94	Annually	03/19/2028	PLN	5,000,000	—	1,552	1,552
Receive	SOFR	Annually	(4.01)	Annually	11/13/2053	USD	560,000	—	1,696	1,696
Pay	6 Month WIBOR	Semi-Annually	4.91	Annually	03/19/2030	PLN	6,200,000	—	2,253	2,253
Pay	28 Day MXN TIIE	28 days	8.97	28 days	03/13/2030	MXN	7,000,000	—	2,735	2,735
Pay	6 Month CZK PRIBOR	Semi-Annually	3.71	Annually	03/22/2027	CZK	20,000,000	—	3,573	3,573
Pay	6 Month CZK PRIBOR	Semi-Annually	3.75	Annually	04/05/2029	CZK	10,000,000	—	4,053	4,053
Receive	COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	—	5,423	5,423
Pay	3 Month CNRR007	Quarterly	2.08	Quarterly	07/19/2025	CNY	40,000,000	—	7,395	7,395
Receive	CLICP	Semi-Annually	(5.07)	Semi-Annually	09/23/2026	CLP	2,250,000,000	—	7,718	7,718
Receive	SOFR	Annually	(3.78)	Annually	05/17/2054	USD	260,000	301	10,329	10,028
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	86,000,000	—	10,287	10,287
Pay	3 Month TELBOR	Quarterly	4.12	Annually	03/19/2030	ILS	7,600,000	—	10,489	10,489
Receive	6 Month WIBOR	Semi-Annually	(4.80)	Annually	03/19/2035	PLN	2,000,000	(1,260)	9,629	10,889
Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	—	13,632	13,632
Receive	KWCDC	Quarterly	(2.60)	Quarterly	03/19/2035	KRW	2,800,000,000	—	14,071	14,071
Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	—	16,511	16,511
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	26,421,618	—	17,558	17,558
Receive	SOFR	Annually	(3.78)	Annually	11/15/2054	USD	480,000	—	18,691	18,691
Pay	BZDIOVRA	At Maturity	15.13	At Maturity	01/02/2029	BRL	6,296,030	—	19,731	19,731
Receive	28 Day MXN TIIE	28 days	(8.88)	28 days	03/07/2035	MXN	52,400,000	—	25,102	25,102
Receive	6 Month WIBOR	Semi-Annually	(4.32)	Annually	03/19/2035	PLN	2,150,000	—	29,656	29,656
Receive	3 Month JIBAR	Quarterly	(8.57)	Quarterly	03/18/2035	ZAR	37,000,000	—	35,994	35,994
Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	—	36,607	36,607
Receive	SOFR	Annually	(3.44)	Annually	01/09/2054	USD	420,000	—	40,766	40,766
Receive	6 Month EURIBOR	Semi-Annually	(2.13)	Annually	12/10/2034	EUR	1,900,000	—	47,986	47,986
Pay	28 Day MXN TIIE	28 days	9.42	28 days	03/15/2028	MXN	86,000,000	314	63,291	62,977
Receive	28 Day MXN TIIE	28 days	(8.48)	28 days	12/22/2033	MXN	72,900,000	371	80,757	80,386
Receive	6 Month WIBOR	Semi-Annually	(4.32)	Annually	03/19/2035	PLN	6,100,000	—	84,711	84,711
Receive	COOVIBR	Quarterly	(7.70)	Quarterly	07/18/2033	COP	5,500,000,000	—	86,137	86,137
Receive	28 Day MXN TIIE	28 days	(8.71)	28 days	03/17/2027	MXN	94,400,000	—	96,941	96,941
Pay	28 Day MXN TIIE	28 days	9.06	28 days	03/13/2030	MXN	303,000,000	414	143,557	143,143
Subtotal — Appreciation								140	950,288	950,148
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month WIBOR	Semi-Annually	4.09%	Annually	03/19/2030	PLN	12,200,000	$—	$(101,352)	$(101,352)
Pay	BZDIOVRA	At Maturity	13.16	At Maturity	01/02/2029	BRL	6,509,361	—	(57,373)	(57,373)
Pay	BZDIOVRA	At Maturity	13.21	At Maturity	01/02/2029	BRL	6,617,922	—	(56,238)	(56,238)
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	10,000,000	—	(55,772)	(55,772)
Pay	SOFR	Annually	3.67	Annually	12/10/2034	USD	1,100,000	—	(39,320)	(39,320)
Pay	6 Month WIBOR	Semi-Annually	4.20	Annually	03/19/2027	PLN	9,700,000	—	(37,994)	(37,994)
Pay	BZDIOVRA	At Maturity	13.76	At Maturity	01/02/2029	BRL	6,939,676	—	(35,738)	(35,738)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.22)	Annually	04/19/2034	CZK	18,000,000	—	(34,026)	(34,026)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.87	Semi-Annually	03/19/2030	INR	305,000,000	—	(29,718)	(29,718)
Receive	CLICP	Semi-Annually	(6.28)	Semi-Annually	03/08/2028	CLP	1,117,250,000	—	(28,396)	(28,396)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.26)	Annually	08/17/2033	CZK	14,000,000	—	(27,376)	(27,376)
Receive	6 Month CZK PRIBOR	Semi-Annually	(4.13)	Annually	04/22/2034	CZK	14,000,000	—	(22,325)	(22,325)
Pay	6 Month WIBOR	Semi-Annually	4.90	Annually	02/19/2027	PLN	17,000,000	—	(19,316)	(19,316)
Pay	6 Month WIBOR	Semi-Annually	4.50	Annually	03/19/2030	PLN	6,000,000	(5,591)	(23,738)	(18,147)
Pay	FBIL Overnight MIBOR	Semi-Annually	5.95	Semi-Annually	03/19/2030	INR	250,000,000	—	(14,805)	(14,805)
Pay	6 Month BUBOR	Semi-Annually	6.28	Annually	03/19/2029	HUF	780,000,000	2,010	(7,881)	(9,891)
Pay	TTHORON	Quarterly	1.87	Quarterly	03/19/2030	THB	70,000,000	—	(8,933)	(8,933)
Pay	6 Month BUBOR	Semi-Annually	6.32	Annually	03/19/2030	HUF	350,000,000	1,631	(4,698)	(6,329)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.37	Annually	03/19/2030	CZK	18,000,000	—	(5,994)	(5,994)
Pay	TTHORON	Quarterly	1.77	Quarterly	03/19/2028	THB	50,000,000	—	(4,949)	(4,949)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.42	Annually	03/19/2030	CZK	53,000,000	(3,130)	(7,759)	(4,629)
Pay	KWCDC	Quarterly	2.55	Quarterly	03/19/2027	KRW	13,100,000,000	—	(4,287)	(4,287)
Pay	CLICP	Semi-Annually	5.28	Semi-Annually	03/19/2027	CLP	2,400,000,000	—	(3,359)	(3,359)
Pay	28 Day MXN TIIE	28 days	9.06	28 days	12/24/2025	MXN	303,000,000	—	(3,144)	(3,144)
Receive	COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	1,000,000,000	—	(3,108)	(3,108)
Pay	6 Month BUBOR	Semi-Annually	6.31	Annually	03/19/2027	HUF	750,000,000	1,110	(1,851)	(2,961)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.41	Annually	03/19/2030	CZK	15,600,000	—	(2,581)	(2,581)
Pay	CLICP	Semi-Annually	5.49	Semi-Annually	03/19/2030	CLP	833,000,000	—	(2,372)	(2,372)
Pay	CLICP	Semi-Annually	5.51	Semi-Annually	03/19/2030	CLP	860,000,000	—	(1,681)	(1,681)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.46	Annually	03/19/2030	CZK	23,100,000	—	(1,622)	(1,622)
Pay	3 Month JIBAR	Quarterly	8.83	Quarterly	03/19/2035	ZAR	74,000,000	—	(903)	(903)
Subtotal — Depreciation								(3,970)	(648,609)	(644,639)
Total Centrally Cleared Interest Rate Swap Agreements								$(3,830)	$301,679	$305,509

(a)	Centrally cleared swap agreements collateralized by $1,038,034 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	6,000,000	$—	$3,876	$3,876
Interest Rate Risk
Goldman Sachs International	Receive	TLREF	Quarterly	(45.46)	Quarterly	07/02/2025	TRY	51,400,000	—	(11,330)	(11,330)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(7,454)	$(7,454)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $780,000.

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
TELBOR	—Tel Aviv Inter-Bank Offered Rate
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TLREF	—Turkish Lira Overnight Reference Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$68,409,956	$—	$68,409,956
U.S. Dollar Denominated Bonds & Notes	—	115,508	—	115,508
Money Market Funds	8,130,766	—	—	8,130,766
Options Purchased	—	448,682	—	448,682
Total Investments in Securities	8,130,766	68,974,146	—	77,104,912
Other Investments - Assets*
Forward Foreign Currency Contracts	—	886,017	—	886,017
Swap Agreements	—	954,024	—	954,024
	—	1,840,041	—	1,840,041
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,321,765)	—	(1,321,765)
Options Written	—	(277,767)	—	(277,767)
Swap Agreements	—	(655,969)	—	(655,969)
	—	(2,255,501)	—	(2,255,501)
Total Other Investments	—	(415,460)	—	(415,460)
Total Investments	$8,130,766	$68,558,686	$—	$76,689,452

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Emerging Markets Local Debt Fund